Discontinued Operations - Results of operations (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2020 CNY (¥)
Results of operations
Net loss from discontinued operations, net of tax	¥ 14,373
Discontinued Operations, Held-for-sale | SEV related business
Results of operations
Revenues	870
Cost of sales	(2,437)
Gross loss	(1,567)
Operating expenses	(1,423)
Loss from operations of discontinued operations	(2,990)
Loss from discontinued operations before income tax expense	(2,990)
Net loss from discontinued operations, net of tax	¥ (2,990)